Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 82,085
2025	69,950
2026	55,942
2027	42,081
2028	36,220
2029 and thereafter	251,493
Total lease payments	537,771
Less imputed interest	107,281
Operating lease liability	$ 430,490	$ 413,907